Other liabilities - Tax Payables and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other liabilities
VAT, current	$ 20,905	$ 4,839
VAT	20,905	4,839
Accrued social security taxes payable, current	6,195	6,251
Accrued social security taxes payable	6,195	6,251
Personal income tax withholding payable, current	896	820
Personal income tax withholding payable	896	820
Other tax payables, current	9,632	5,703
Other tax payables	9,632	5,703
Total current tax payables	37,628	17,613
Total tax payables	$ 37,628	$ 17,613